UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
                                FORM 13F
                          FORM 13-F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2011 Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):    [ ] is a restatement
                                     [ ] adds new holdings
entries.
Institutional Investment Manager Filing this Report:
Name:   Private Harbour Investment Management & Counsel, LLC
             29525 Chagrin Blvd.
             Suite 110
             Pepper Pike, OH 44122
13-F File Number:
The institutional investment manager filing this report and the person
by who it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.
Person signing this Report on Behalf of Reporting Manager:
Name:   Geofrey J. Greenleaf
Title:  Chairman and President
Phone:  (216) 292-5700
Signature, Place, and Date of Signing:
      Geofrey J. Greenleaf   Pepper Pike, OH    March 31, 2011
Report Type (Check only one.):
[X]          13F HOLDINGS REPORT.
[ ]          13F NOTICE.
[ ]          13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE
REPORT SUMMARY:
Number of Other Included Managers:         0
Form 13F Information Table Entry Total:    68
Form 13F Information Table Value Total:    $111,171
List of Other Included Managers:
No.  13F File Number      Name
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						     Item 6:				     Item 8:
Item 1:	Item 2:	Item 3:	Item 4:	Item 5:	               Investment Discretion			Item 7:	                Voting Authority
        Name of Issuer	Title of Class	CUSIP	Fair Market	 Shares or		 (b) Shared-		Managers		   (Shares)
		   Number	Value	 Principal	 (a) Sole	 As Defined	 (c) Shared-	See Instr. V	 (a) Sole	 (b) Shared	(c) None
				  Amount		  in Instr. V	       Other
3M Co.	Common	88579Y101	"2,572.8 "	"27,517 "	"27,517 "					"27,517 "
Abbott Laboratories	Common	002824100	"2,820.4 "	"57,500 "	"57,500 "					"57,500 "
Accelrys Inc.	Common	00430U103	120.3 	"15,033 "	"15,033 "					"15,033 "
Aecom Technology Corp.	Common	00766T100	"1,234.0 "	"44,499 "	"44,499 "					"44,499 "
Altria Group Inc. 	Common	022095103	"2,008.2 "	"77,148 "	"77,148 "					"77,148 "
AT&T Inc.	Common	00206R102	"2,532.5 "	"82,734 "	"82,734 "					"82,734 "
Automatic Data Processing	Common	053015103	"2,140.4 "	"41,716 "	"41,716 "					"41,716 "
Berkshire Hathaway Inc.CL B	CL B New	084670702	317.8 	"3,800 "	"3,800 "					"3,800 "
Biogen Idec Inc.	Common	09092X103	236.6 	"3,220 "	"3,220 "					"3,220 "
Caterpillar Inc.	Common	149123101	267.2 	"2,400 "	"2,400 "					"2,400 "
Chesapeake Energy Corp.	Common	165167107	797.1 	"23,780 "	"23,780 "					"23,780 "
Chevron Corp	Common	166764100	276.6 	"2,573 "	"2,573 "					"2,573 "
Cisco Systems	Common	17275R102	"1,271.5 "	"74,140 "	"74,140 "					"74,140 "
CitiGroup Inc.	Common	172967101	880.7 	"199,250 "	"199,250 "					"199,250 "
ConocoPhillips	Common	20825C104	"1,331.9 "	"16,678 "	"16,678 "					"16,678 "
Costco Wholesale Corp.	Common	22160K105	366.6 	"5,000 "	"5,000 "					"5,000 "
Dover Corp.	Common	260003108	"1,242.3 "	"18,897 "	"18,897 "					"18,897 "
Dow Chemical	Common	260543103	929.4 	"24,620 "	"24,620 "					"24,620 "
Duke Energy Corp.	Common	264399106	"1,933.8 "	"106,544 "	"106,544 "					"106,544 "
"Energy Transfer Partners, L.P."	Unit Ltd Partn	29273R109	786.5 	"15,196 "	"15,196 "					"15,196 "
Enterprise Products Part. L.P.	Common	293792107	"1,579.8 "	"36,688 "	"36,688 "					"36,688 "
ETFS Palladium Trust	SH BEN INT	26923A106	211.0 	"2,775 "	"2,775 "					"2,775 "
Exelon Corp.	Common	30161N101	"1,824.0 "	"44,229 "	"44,229 "					"44,229 "
Exxon Mobil Corp.	Common	30231G102	"3,964.7 "	"47,126 "	"47,126 "					"47,126 "
First Potomac Realty Trust	Common	33610F109	"1,848.7 "	"117,375 "	"117,375 "					"117,375 "
Genzyme	Common	372917104	906.5 	"11,904 "	"11,904 "					"11,904 "
Gilead Sciences Inc.	Common	375558103	"1,965.1 "	"46,271 "	"46,271 "					"46,271 "
Google Inc.	CL A	38269P508	"1,383.6 "	"2,358 "	"2,358 "					"2,358 "
Hewlett-Parkard	Common	428236103	"1,996.4 "	"48,729 "	"48,729 "					"48,729 "
HSBC Holdings PLC-Spon ADR	Sponsored ADR	404280406	774.7 	"14,955 "	"14,955 "					"14,955 "
IBM	Common	459200101	"3,339.2 "	"20,477 "	"20,477 "					"20,477 "
Intel	Common	458140100	"1,760.4 "	"87,234 "	"87,234 "					"87,234 "
Ishares Gold Trust	Ishares	464285105	"1,005.9 "	"71,750 "	"71,750 "					"71,750 "
Ishares Silver Trust	Ishares	46428Q109	"5,719.0 "	"155,535 "	"155,535 "					"155,535 "
Johnson & Johnson	Common	478160104	"2,368.3 "	"39,972 "	"9,116 "					"39,972 "
Kinder Morgan Energy Partner	UT Ltd Partner	494550106	"1,841.2 "	"24,851 "	"24,851 "					"24,851 "
Market Vectors ETF Tr	Gold Miner ETF	57060U100	"1,499.9 "	"24,957 "	"24,957 "					"24,957 "
Market Vectors ETF Tr	Junior Gold Miner ETF	57060U589	"1,414.0 "	"36,054 "	"36,054 "					"36,054 "
Maxim Integrated Product	Common	57772K101	884.8 	"34,562 "	"34,562 "					"34,562 "
McDonald's	Common	580135101	"3,419.3 "	"44,938 "	"44,938 "					"44,938 "
Medtronic Inc.	Common	585055106	"2,397.1 "	"60,918 "	"60,918 "					"60,918 "
"Merck & Co., Inc."	Common	58933Y105	"1,926.4 "	"58,357 "	"58,357 "					"58,357 "
Microsoft	Common	594918104	"2,372.8 "	"93,455 "	"93,455 "					"93,455 "
Monsanto Co.	Common	61166W101	700.8 	"9,699 "	"9,699 "					"9,699 "
Neogen	Common	640491106	"1,639.0 "	"39,608 "	"39,608 "					"39,608 "
Newmont Mining Corp.	Common	651639106	"1,137.7 "	"20,844 "	"20,844 "					"20,844 "
Norfolk Southern Corp.	Common	655844108	561.1 	"8,100 "	"8,100 "					"8,100 "
Novartis AG-ADR	Sponsored ADR	66987V109	"2,237.1 "	"41,161 "	"41,161 "					"41,161 "
Penn Virginia Resource Ptnr.	Common	707884102	"1,292.5 "	"46,659 "	"46,659 "					"46,659 "
Pepsico Inc.	Common	713448108	"2,420.7 "	"37,582 "	"37,582 "					"37,582 "
"Pfizer, Inc."	Common	717081103	238.9 	"11,765 "	"11,765 "					"11,765 "
Procter & Gamble	Common	742718109	"3,012.7 "	"48,908 "	"48,908 "					"48,908 "
"Resmed, Inc."	Common	761152107	648.0 	"21,600 "	"21,600 "					"21,600 "
Rydex ETF Trust	S&P 50 EQ TRD	78355W106	237.4 	"4,705 "	"4,705 "					"4,705 "
Schlumberger	Common	806857108	"3,271.9 "	"35,083 "	"35,083 "					"35,083 "
Southern Company	Common	842587107	594.5 	"15,600 "	"15,600 "					"15,600 "
SPDR Gold Trust	GOLD SHS	78463V107	"5,365.0 "	"38,360 "	"38,360 "					"38,360 "
Teva Pharmaceuticals	ADR	881624209	"1,832.1 "	"36,518 "	"36,518 "					"36,518 "
Timken Co.	Common	887389104	666.8 	"12,750 "	"12,750 "					"12,750 "
"TJX Companies, Inc."	Common	872540109	"2,580.6 "	"51,892 "	"51,892 "					"51,892 "
Unilever N.V. NY Shares	NY Shs New	904784709	"2,066.2 "	"65,885 "	"65,885 "					"65,885 "
Verizon Communications	Common	92343V104	"1,879.8 "	"48,776 "	"48,776 "					"48,776 "
W.P. Carey & Co. LLC	Common	92930Y107	940.3 	"26,340 "	"26,340 "					"26,340 "
Wal-Mart Stores Inc.	Common	931142103	"1,397.6 "	"26,852 "	"26,852 "					"26,852 "
Walgreen	Common	931422109	"2,064.7 "	"51,438 "	"51,438 "					"51,438 "
"Waste Management, Inc."	Common	94106L109	"2,268.9 "	"60,763 "	"60,763 "					"60,763 "
Western Union Company	Common	959802109	"1,409.8 "	"67,877 "	"67,877 "					"67,877 "
Whirlpool Corp.	Common	963320106	236.9 	"2,775 "	"2,775 "					"2,775 "

13F REPORT 4TH Q 2010		GRAND TOTAL	"111,170.5 "


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